NOTE 5 – RELATED PARTY TRANSACTIONS	3 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
NOTE 5 – RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Alterola neither owns nor leases any real or personal property. An officer has provided office space without charge. There is no obligation for the officer to continue this arrangement. Such costs are immaterial to the financial statements and accordingly are not reflected herein. The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.

During the period ended June 30, 2021, a shareholder made advances to the company to fund operating expenses in the amount of $79,096. These advances are non – interest bearing and have no specified terms of repayment.

During the period ended June 30, 2021, the Company accrued director’s fees payable of $330,000.